VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2021
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 26. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs is as follows:

	June 30, 2020	June 30, 2021	June 30, 2021
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash	¥6,388,098	¥4,293,380	$664,831
Notes receivable	4,180,885	6,305,633	976,429
Trade accounts receivable, net	44,031,079	24,762,732	3,834,514
Trade accounts receivable- related party, net	3,068,920	—	—
Inventories, net	1,985,723	3,644,522	564,355
Other receivables, net	6,342,009	5,988,641	927,342
Loans to third parties	3,200,377	1,350,000	209,048
Purchase advances, net	75,195	1,078,137	166,950
Contract costs, net	31,537,586	48,795,906	7,556,056
Prepaid expenses	42,294	—	—
Prepaid expenses- related parties	—	433,000	67,050
Total current assets	100,852,166	96,651,951	14,966,575

Property and equipment, net	29,756,879	27,138,768	4,202,444
Land use right, net	1,280,648	1,253,408	194,090
Customer relationship	—	6,650,000	1,029,754
Investment in unconsolidated entity	4,000,000	—	—
Long-term other receivables, net	3,640	114,679	17,758
Goodwill	—	6,996,895	1,083,471
Right of use assets	2,549,914	7,925,930	1,227,332
Total Assets	¥138,443,247	¥146,731,631	$22,721,424

LIABILITIES
Short-term bank loan	¥9,520,000	¥15,000,000	$2,322,753
Trade accounts payable	18,903,080	18,182,770	2,815,606
Other payables	1,115,209	2,096,830	324,695
Other payable- related parties	3,113,460	1,253,797	194,151
Advance from customers	3,486,033	7,686,276	1,190,221
Accrued payroll and employees’ welfare	850,841	1,565,898	242,480
Intercompany payables*	88,134,791	95,284,791	14,754,869
Taxes payable	1,108,265	1,249,052	193,416
Short-term borrowings	200,000	530,000	82,071
Short-term borrowings - related parties	10,230,746	12,676,042	1,962,888
Long-term borrowings - related party - current portion	847,346	920,066	142,472
Operating lease liabilities - current	1,328,976	2,226,832	344,825
Total current liabilities	138,838,747	158,672,354	24,570,447

Operating lease liabilities - non-current	1,210,088	4,792,101	742,058
Long-term borrowings - related party	7,379,253	6,486,551	1,004,444
Deferred tax liability	—	624,088	96,640
Total Liabilities	¥147,428,088	¥170,575,094	$26,413,589

*Intercompany payables are eliminated upon consolidation.

The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2019 includes revenues of ¥102,384,327, operating expenses of ¥21,501,642, and net income of ¥3,500,635. The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2020 includes revenues of ¥45,681,441, operating expenses of ¥20,811,514, and net loss of ¥10,563,458. The financial performance of VIEs reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2021 includes revenues of ¥47,817,378 ($7,404,531), operating expenses of ¥33,696,978 ($5,217,984), and net loss of ¥29,155,914 ($4,514,799).